April 19, 2010

THE DREYFUS/LAUREL FUNDS TRUST
-Dreyfus Emerging Markets Debt Local Currency Fund

Supplement to Prospectus
dated October 1, 2009

The following information supplements the information pertaining to the Fund’s Class I shares contained in the section of the fund’s Prospectus entitled “Shareholder Guide--Class I share considerations”:

Class I shares of the fund are offered to unaffiliated mutual funds approved by the fund’s distributor.

April 19, 2010

THE DREYFUS/LAUREL FUNDS TRUST
-Dreyfus Emerging Markets Debt Local Currency Fund

Supplement to Statement of Additional Information
dated October 1, 2009

The following information supplements the information pertaining to the Fund’s Class I shares contained in the section of the Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class I shares of the Fund are offered to unaffiliated mutual funds approved by the Distributor.